Financial Instruments and Risk Management - The Monte Carlo Simulation Model for the AlbaCore Warrants (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Nov. 04, 2021
Financial Instruments and Risk Management [Abstract]
Underlying stock price (USD)	$ 3.89	$ 5.83	$ 9.66
Exercise price (USD)	$ 0.00004	$ 0.00004	$ 0.00004
Volatility (in percent)	74.10%	71.60%	66.70%
Remaining term (years)		4 years 10 months 6 days	5 years
Risk-free rate (in percent)	2.40%	1.23%	1.09%